Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 3,076	$ 4,870	$ 14,075
Restricted cash	138	140	140
Trade receivables	119
Prepaid expenses and other receivables	324	437	155
Total current assets	3,657	5,447	14,370
NON-CURRENT ASSETS:
Property, plant and equipment, net	10,180	10,825	11,245
Operating lease right-of-use assets	1,014	1,200	1,452
Total non-current assets	11,194	12,025	12,697
Total assets	14,851	17,472	27,067
CURRENT LIABILITIES:
Trade payables	658	535	716
Operating lease liabilities	364	396	382
Other payables	650	849	1,240
Total current liabilities	1,672	1,780	2,338
NON-CURRENT LIABILITIES:
Warrants liability	3	96	5,329
Loan from others	19,820	19,368	20,082
Non-current operating lease liabilities	640	797	1,078
Total non-current liabilities	20,463	20,261	26,489
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ DEFICIT:
Ordinary shares value
Additional paid-in capital	121,272	119,506	116,082
Accumulated deficit	(126,816)	(122,335)	(115,835)
Accumulated other comprehensive loss	(1,740)	(1,740)	(2,007)
Total shareholders’ deficit	(7,284)	(4,569)	(1,760)
Total liabilities and shareholders’ deficit	$ 14,851	$ 17,472	$ 27,067